Corporate information	12 Months Ended
Dec. 31, 2023
Disclosure of Corporate Information [Abstract]
Corporate information

1. Corporate information

Stevanato Group S.p.A. (herein referred to as the “Company” and together with its subsidiaries the “Group”) is headquartered in Italy and its registered office is located in via Molinella 17, Piombino Dese (Padua, Italy). The Group is active in the design, production and distribution of products and processes to provide integrated solutions for the bio-pharma and healthcare industries, leveraging our ongoing investment in the business to drive organic growth as well as selected acquisition of skills and new technologies to become a global player in the bio-pharma industry. Principal products are containment solutions, drug delivery systems, medical devices, diagnostic, analytical services, visual inspection machines, assembling and packaging machines, and glass forming machines.

The Group has nine production plants for manufacturing and assembly of bio-pharma and healthcare products (in Italy, Germany, Slovakia, Brazil, Mexico, China, United States), six plants for the production of machinery and equipment (in Italy and Denmark), two sites for analytical services (in Italy and United States) and two commercial offices (in Japan and the United States). The Group is expanding its global capacity primarily for its high-value solutions products. In the United States, the Group is advancing the build out of its new EZ-fill® manufacturing hub in Fishers, Indiana. The plant launched customer validation and expects to start commercial operations in 2024. In Italy, the new facility in Piombino Dese has started commercial production while in Latina the Group launched commercial production in the fourth quarter of 2023. In 2023, the Group elected to slow down its capacity expansion in China in order to focus efforts and resources on the ramp up of its manufacturing facilities in the U.S. and Italy where demand outpaced initial expectations. On November 8, 2023, we acquired Perugini S.r.l., an Italian company specialized in the manufacturing of consumables and mechanical components for industrial machines. The acquisition of Perugini will support the Group's efforts in the ongoing integration of critical technologies and processes into the Group’s production process.

The global footprint allows the Group to sell products and provide services in more than 70 countries worldwide.

Stevanato Group S.p.A. is controlled by Stevanato Holding S.r.l. which holds 78.03% of its share capital.

On July 16, 2021, Stevanato Group's shares began trading on the New York Stock Exchange under the symbol STVN.